Prepayments	12 Months Ended
Dec. 31, 2024
Prepayments
Prepayments

Note 17

Prepayments

EUR’000	2024	2023	2022
Prepayments	16,643	9,562	1,699

Prepayments include deferred costs like bank loan fees, commitment fees of uncommitted facilities, annual insurance premiums and annual software subscriptions.